SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating leases cost excluding short-term rental expense	$ 57,293	$ 36,150	$ 31,725
Short-term rental expense	66,664	66,294	2,284
Total	$ 123,957	$ 102,444	$ 34,009